CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Total Four Seasons Education (Cayman) Inc. Shareholders' Equity CNY (¥)	Total Four Seasons Education (Cayman) Inc. Shareholders' Equity USD ($)	Non-controlling Interests CNY (¥)	Non-controlling Interests USD ($)
Beginning Balance at Feb. 28, 2015	¥ 4,458		¥ 9		¥ 4,000		¥ 388	¥ 61		¥ 4,458
Beginning Balance, Shares at Feb. 28, 2015 | shares			14,000,000	14,000,000
Net income (loss) for the year	(31,088)						(30,976)			(30,976)		¥ (112)
Foreign currency translation adjustments	1,967							1,967		1,967
Share-based compensation	942				942					942
Non-controlling interests capital injection	600											600
Ending Balance at Feb. 29, 2016	(23,121)		¥ 9		4,942		(30,588)	2,028		(23,609)		488
Ending Balance, Shares at Feb. 29, 2016 | shares			14,000,000	14,000,000
Net income (loss) for the year	17,339						17,666			17,666		(327)
Foreign currency translation adjustments	4,434							4,434		4,434
Share-based compensation	3,363				3,363					3,363
Non-controlling interests capital injection	1,335											1,335
Acquisition of subsidiary	4,286											4,286
Ending Balance at Feb. 28, 2017	¥ 7,636		¥ 9		8,305		(12,922)	6,462		1,854		5,782
Ending Balance, Shares at Feb. 28, 2017 | shares	14,000,000	14,000,000	14,000,000	14,000,000
Net income (loss) for the year	¥ 41,844	$ 6,612					44,373			44,373		(2,529)
Foreign currency translation adjustments	(34,771)	(5,493)						(34,771)		(34,771)
Share-based compensation	23,470				23,470					23,470
Non-controlling interests capital injection	3,160											3,160
Conversion of perferred shares into ordinary shares	163,807		¥ 3		163,804					163,807
Conversion of preferred shares into ordinary shares, Shares | shares			5,222,222	5,222,222
Issuance of ordinary shares upon initial public offering ("IPO"), net ofoffering cost	578,571		¥ 3		578,568					578,571
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering cost, Shares | shares			4,804,369	4,804,369
Dividends declared	(125,769)				(94,318)		¥ (31,451)			(125,769)
Ending Balance at Feb. 28, 2018	¥ 657,948	$ 103,973	¥ 15	$ 2	¥ 679,829	$ 107,432		¥ (28,309)	$ (4,474)	¥ 651,535	$ 102,960	¥ 6,413	$ 1,013
Ending Balance, Shares at Feb. 28, 2018 | shares	24,062,591	24,062,591	24,026,591	24,026,591